Convertible Debt (Narrative) (Details) - Glencore [Member] - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended		12 Months Ended
	Jul. 15, 2021	Feb. 14, 2022	Mar. 17, 2020	Dec. 31, 2021	Dec. 31, 2020	Jan. 28, 2021	Sep. 30, 2020	Jun. 23, 2020	Mar. 18, 2020
Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		4.00%
Project financing threshold amount		$ 100,000
Conversion price		$ 2.57
Unsecured convertible debentures issued		$ 40,000
Percentage of facilitation fee		5.00%
Amount used to repay promissory note and related accrued interest		$ 17,800
Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate	4.00%		4.00%
Unsecured convertible debentures	$ 10,000
Project financing threshold amount	$ 100,000		$ 100,000
Conversion price	$ 3.4550		$ 2.223
Unsecured convertible debentures issued						$ 7,000	$ 9,000	$ 7,000	$ 7,000
Fair value of debt components issued				$ 14,375	$ 17,912
Transaction costs for financing				83	112
Residual amount allocated to equity				$ 2,542	$ 4,976
Convertible Debt [Member] | Events after reporting period [Member]
Disclosure of detailed information about borrowings [line items]
Effective interest rate		4.00%
Unsecured convertible debentures		$ 40,000
Project financing threshold amount		$ 100,000
Conversion price		$ 2.57
Unsecured convertible debentures issued		$ 26,000
Percentage of facilitation fee		5.00%
Amount used to repay promissory note and related accrued interest		$ 17,800
Bottom of range [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures			$ 20,000
Top of range [Member] | Convertible Debt [Member]
Disclosure of detailed information about borrowings [line items]
Unsecured convertible debentures			$ 30,000